Schedule of Investments (unaudited)	iShares® U.S. Oil Equipment & Services ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Oil & Gas Drilling — 13.7%
Helmerich & Payne Inc.	197,321	$6,438,584
Nabors Industries Ltd.(a)	14,812	1,692,123
Patterson-UTI Energy Inc.	426,355	4,237,969
Transocean Ltd.(a)(b)	1,317,419	5,954,734
		18,323,410
Oil & Gas Equipment & Services — 86.1%
Archrock Inc.	293,801	2,617,767
Baker Hughes Co.	251,368	5,748,786
Bristow Group Inc.(a)	52,582	1,346,625
Cactus Inc., Class A	123,617	4,539,216
ChampionX Corp.(a)	241,814	6,202,529
Core Laboratories NV(b)	105,134	4,094,969
DMC Global Inc.(a)(b)	42,476	2,387,576
Dril-Quip Inc.(a)	80,441	2,721,319
Frank’s International NV(a)	279,176	845,903
Halliburton Co.	1,211,354	28,006,505
Helix Energy Solutions Group Inc.(a)(b)	321,670	1,836,736
Liberty Oilfield Services Inc., Class A(a)	198,371	2,808,933
NexTier Oilfield Solutions Inc.(a)	366,997	1,746,906
NOV Inc.(a)	377,421	5,782,090
Oceaneering International Inc.(a)	226,478	3,526,263
Oil States International Inc.(a)	139,132	1,092,186
ProPetro Holding Corp.(a)	185,774	1,701,690
Schlumberger Ltd.	907,139	29,037,519
Select Energy Services Inc., Class A(a)(b)	143,619	867,459
TechnipFMC PLC(a)	619,071	5,602,593
Tidewater Inc.(a)	92,748	1,117,613
U.S. Silica Holdings Inc.(a)	168,781	1,951,108
		115,582,291

Total Common Stocks — 99.8%
(Cost: $138,210,310)	133,905,701

Security	Shares	Value

Warrants — 00%

Nabors Industries Ltd.(a)	624	$6,240

Short-Term Investments

Money Market Funds — 9.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	12,705,590	12,713,213
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	140,000	140,000
		12,853,213
Total Short -Term Investments — 9.6%
(Cost: $12,850,346)		12,853,213

Total Investments in Securities — 109.4%
(Cost: $151,060,656)		146,765,154

Other Assets, Less Liabilities — (9.4)%		(12,592,967)
Net Assets — 100.0%		$134,172,187

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,721,767	$3,991,511	(a)	$—		$(544)	$479	$12,713,213	12,705,590	$5,421	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	630,000	—		(490,000	)(a)	—	—	140,000	140,000	6		—
						$(544)	$479	$12,853,213		$5,427		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Oil Equipment & Services ETF
June 30, 2021

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
S&P Select Sector Energy E-Mini Index	4	09/17/21	$224	$(1,389)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$133,905,701	$—	$—	$133,905,701
Warrants	6,240	—	—	6,240
Money Market Funds	12,853,213	—	—	12,853,213
	$146,765,154	$—	$—	$146,765,154
Derivative financial instruments(a)
Liabilities
Futures Contracts	(1,389)	$—	$—	$(1,389)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2